LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN PRIME MONEY MARKET FUND

JULY 1, 2000

Dear Shareholder,
For the six months ended May 31, 2000, the J.P. Morgan Prime Money Market Fund posted a 2.85% return, outperforming the 2.61% return of the Lipper Retail Money Market Funds Average. The fund's average 7-day yield is 6.09%.

The fund maintained a stable net asset value of $1.00 over the period. On May 31, 2000, the net assets of the fund were approximately $3.9 billion, while the assets of The Prime Money Market Portfolio, in which the fund invests, amounted to approximately $18.1 billion. Dividends of approximately $0.03 per share were paid from ordinary income.

This report includes a discussion with Mark Settles, the portfolio manager primarily responsible for The Prime Money Market Portfolio. In this interview, Mark talks about the events of the previous six months that had the greatest effect on the portfolio and discusses his investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,


/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated



-------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.........1   GLOSSARY OF TERMS.....................6
FUND PERFORMANCE...................2   FUND FACTS AND HIGHLIGHTS.............7
PORTFOLIO MANAGER Q&A..............3   FINANCIAL STATEMENTS.................10
-------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                    TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                               ------------------     -------------------------------------
                                               THREE      SIX          ONE        THREE     FIVE      TEN
AS OF MAY 31, 2000                             MONTHS     MONTHS       YEAR       YEARS     YEARS     YEARS
-----------------------------------------------------------------     -------------------------------------
J.P. Morgan Prime Money Market Fund            1.45%      2.85%        5.39%      5.30%     5.34%     5.02%
Lipper Retail Money Market Funds Average*      1.34%      2.61%        4.94%      4.86%     4.91%     4.70%

AS OF MARCH 31, 2000
-----------------------------------------------------------------     -------------------------------------
J.P. Morgan Prime Money Market Fund            1.39%      2.73%        5.17%      5.27%     5.34%     5.06%
Lipper Retail Money Market Funds Average*      1.27%      2.50%        4.72%      4.82%     4.93%     4.73%





* DESCRIBES THE AVERAGE ANNUAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND THAN THE TOTAL RETURN QUOTATION.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with MARK SETTLES, vice president and member of the portfolio management team for the master portfolio, in which the fund invests. Mark joined Morgan in 1994. He spent five years trading dollar- and euro-denominated fixed income products in our New York and London offices before coming to J.P. Morgan Investment Management. Prior to joining Morgan, he was a foreign exchange trader at The First National Bank of Chicago and a teacher of government at The Paideia School in Atlanta, Georgia. Mark holds a B.A. in Economics from Columbia University and a Masters of Management from Northwestern University. This interview was conducted on June 12, 2000 and reflects Mark's views on that date.

OVER THE PAST SIX MONTHS AND MORE, THE FIXED INCOME MARKETS HERE HAVE BEEN ROCKED BY A SERIES OF EVENTS THAT HAVE UPSET THEIR USUAL DECORUM. WHAT WOULD YOU SAY WERE THE MOST SIGNIFICANT AMONG THESE, AND HOW HAVE THEY IMPACTED THE MARKETPLACE?

MS: Basically, three major themes have dominated the fixed income markets over the past six months: continuing increases in interest rates by the Federal Reserve Board; major changes in how the U.S. Treasury is managing the national debt; and the effects of both in bringing on structural changes in both the Treasury and corporate yield curves.

Over the past six months, the Federal Reserve Board has continued with its incremental tightening of interest rates to address what it feels to be unsustainable growth in the U.S. economy. This process began last June with a quarter point increase in rates, continued on through four more quarter point increases, and culminated, at least thus far, in a half point increase on May 16 of this year.

For its part, the U.S. Treasury has implemented, or is in the process of implementing, a number of changes that may fundamentally alter the government-backed investment landscape. One of these is its fairly aggressive use of the budget surplus to buy back long-term government debt, the first such repurchase effort in 70 years. The second would be its announcement that in the future there would be less issuance of such debt. This has taken the form of reduced auction schedules of U.S. Treasury bills, notes, and bonds. The natural effect of both actions has been and continues to be a marked reduction in the supply of debt backed by the full faith and credit of the United States, seen globally as THE risk-free investment alternative. Finally, there has been some questioning of the nature of the federal guarantees that implicitly stand behind the quasi-governmental housing agencies. So far, there hasn't been any action in this regard, but the questions alone have contributed to marked uncertainty in the mortgage and agency sectors.

The final theme would be the major impact that these Federal Reserve and Treasury initiatives have had on the Treasury and corporate credit curves. In the former case, the yield curve inverted and has remained so for some time, with long-term Treasury bonds outperforming short-term Treasury notes. This is largely due to diminished supply, coupled with strong demand from institutional investors who require guarantees that only the government can supply. Adding to it is increased demand from market weary investors seeking the safe haven of Treasuries on both the long and short end of the curve.

On the corporate side, issuance has been rising juxtaposed to a diminishing supply of Treasuries, thereby putting pressure on spreads. Also, competition for capital, spurred on by a booming economy, has driven corporate borrowing rates up at the same time that Treasury rates have been falling, contributing to a growing gap in spreads.

Rising corporate borrowing rates and an associated cooling of the domestic stock market have conspired to slow the economy, and I would say that the Federal Reserve and its tightening of economic policy have had a great deal to do with it.

WHAT ABOUT INFLATION? THERE HAVE BEEN SEVERAL REPORTS, SOMETIMES CONFLICTING, THAT SUGGEST INFLATION MAY HAVE BEGUN TO CREEP AHEAD FOR THE FIRST TIME IN A WHILE. WHAT IS YOUR TAKE ON THIS EVERGREEN ISSUE?

MS: Inflationary risks, as distinct from inflation itself, have indeed risen in recent months, but more economic data is needed to really know if the Fed has fallen behind in its much expressed mission to keep inflation under control.

ON THAT LAST POINT, IT SEEMS SOMEWHAT PECULIAR THAT TALK ABOUT INFLATION HAS ACCELERATED, EVEN IN THE FACE OF THE FED'S RECENT AND FAIRLY STEEP HALF POINT INCREASE IN INTEREST RATES, ONE AIMED AT STOPPING INFLATION IN ITS TRACKS. WHAT DOES THIS PORTEND? HAS THE FED LOST ITS PUNCH IN THE MINDS OF INVESTORS?

MS: For its own inscrutable reasons, the Fed has until recently taken a gradualist approach to taming inflation, as is witnessed by its string of comparatively small interest rate increases over the past year. As inflationary risks have risen, it has had to become more aggressive in its monetary tightening policy; witness the half point increase I mentioned earlier. For our part, we feel some additional tightening may be in order by summer's end, or shortly thereafter, from the 175 basis point increase we've experienced since June 1999, to perhaps an aggregate 250 point increase by the end of the present tightening cycle.

As for what is in the minds of investors, I can't presume to say. I will note that the market can at times be very fickle. For example, the perception lately has been that the Fed was AHEAD of the curve when it upped rates by 50 basis points in May. This belief resulted in an improved equity environment, a lowering of bond yields, and a major increase in corporate issuance. On the flip side, if you looked at the market a week before the 50 basis point increase, you would have heard people say that a 50 basis point increase was necessary merely to CATCH UP with inflation. This constant attempt to see behind the sealed door of the FOMC can move markets in ways that virtually nothing else can. So, no, I don't think the Fed has in any way lost its punch in the minds of investors.

IN TERMS OF FIXED INCOME MARKETS, WE'VE SEEN BENCHMARKS MOVE TOWARD BASING ON 10-YEAR BONDS IN FAVOR OF THE MORE TRADITIONAL 30-YEAR. HAS THIS HAD ANY IMPACT ON THE WAY YOU'RE APPROACHING THE MARKET?

MS: For our part, not really. We don't buy long-dated securities in the portfolio, being limited to bonds with 397 days and lower in maturity. These are most affected by interest rate developments, as opposed to issuance on the longer end of the Treasury curve.

WHAT IMPACT, IF ANY, HAS STOCK MARKET VOLATILITY OVER THE PAST SIX MONTHS OR SO HAD ON THE PORTFOLIO?

MS: Stock market volatility has certainly benefited the fund from an asset gathering perspective. The sheer volume of cash created by energetic IPOs has led a number of investors to entrust the more conservative portion of their newfound wealth to the fund. And, we have benefited from defensiveness on the part of investors generally who are concerned about protecting their profits in the equity markets. So, we have seen a significant increase in the assets of The Prime Money Market Portfolio over the past six months relating to these events.

HOW HAS YOUR PERFORMANCE BEEN OVER THE PAST SIX MONTHS?

MS: Our performance relative to our peers has been strong. We have received the highest rating from Fitch (AAA/V1+), Moody's (Aaa), and Standard & Poor's (AAAm) for a money market fund and have continued to benefit from the barbell strategy we instituted last summer. As part of this strategy, we keep a significant concentration in maturities on the shorter end of the curve, while opportunistically extending on price declines in the 1-year area. The portfolio has also benefited from a significant concentration in floating rate notes, mostly pegged to the 3-month London Inter-bank Borrowing Rate (LIBOR). Every time the coupon has reset in this rising interest rate environment, we have been able to capture a good deal of the upside.

THIS BARBELL STRATEGY HAS BEEN WORKING WELL IN THE PRESENT ENVIRONMENT. WHAT WOULD HAVE TO HAPPEN TO CAUSE YOU TO RECONSIDER IT?

MS: We will maintain the barbell as long as we see the Fed on a path of monetary tightening. When we see rates beginning to plateau and the economy slowing, then we'll likely begin to extend the weighted average maturity of the entire portfolio, using shorter-dated securities to extend out to longer-dated securities, yet still remaining within the 397-day maturity limit. We may also lower our concentration in floating rate notes.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Prime Money Market Fund seeks to maximize current income consistent with the preservation of capital and same-day liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.


-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
10/01/82

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 5/31/00
$3,948,033,786

-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 5/31/00
$18,105,573,665

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

-------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
MONTHLY
LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/00

EXPENSE RATIO
The fund's current expense ratio of 0.43% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 2000

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

FLOATING RATE NOTES 43.3%
COMMERCIAL PAPER - DOMESTIC 25.2%
CERTIFICATES OF DEPOSIT - FOREIGN 14.1%
TIME DEPOSITS - FOREIGN 5.2%
COMMERCIAL PAPER - FOREIGN 4.4%
TIME DEPOSITS - DOMESTIC 3.2%
CERTIFICATES OF DEPOSIT - DOMESTIC 1.9%
REPURCHASE AGREEMENTS 1.3%
CORPORATE BONDS 1.1%
TAXABLE MUNICIPALS 0.3%


CURRENT 7-DAY YIELD*
6.09%


AVERAGE MATURITY
48.0 DAYS



*Yields will fluctuate.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Opinions expressed herein and other fund data presented are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investment in The Prime Money Market Portfolio
  ("Portfolio"), at value                          $3,956,866,180
Prepaid Trustees' Fees                                      9,281
Prepaid Expenses and Other Assets                          12,014
                                                   --------------
    Total Assets                                    3,956,887,475
                                                   --------------
LIABILITIES
Dividends Payable to Shareholders                       7,822,093
Shareholder Servicing Fee Payable                         780,849
Administrative Services Fee Payable                        75,784
Administration Fee Payable                                  3,146
Fund Services Fee Payable                                   3,137
Accrued Expenses                                          168,680
                                                   --------------
    Total Liabilities                                   8,853,689
                                                   --------------
NET ASSETS
Applicable to 3,947,930,525 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $3,948,033,786
                                                   ==============
Net Asset Value, Offering and Redemption Price
  Per Share                                        $         1.00
                                                   ==============
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $3,948,290,545
Undistributed Net Investment Income                           169
Accumulated Distribution In Excess of Net
  Realized Gain                                           (36,720)
Accumulated Net Realized Loss on Investment              (220,208)
                                                   --------------
    Net Assets                                     $3,948,033,786
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                      $109,139,758
Allocated Portfolio Expenses                                     (2,561,817)
                                                               ------------
    Net Investment Income Allocated from
      Portfolio                                                 106,577,941
FUND EXPENSES
Shareholder Servicing Fee                          $4,492,608
Administrative Services Fee                           439,298
Fund Services Fee                                      29,201
Administration Fee                                     20,604
Trustees' Fees and Expenses                            16,357
Miscellaneous                                         232,209
                                                   ----------
    Total Fund Expenses                                           5,230,277
                                                               ------------
NET INVESTMENT INCOME                                           101,347,664
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                         (10,680)
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $101,336,984
                                                               ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                     MAY 31, 2000       YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 1999
                                                   ----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    101,347,664  $    139,694,680
Net Realized Loss on Investment Allocated from
  Portfolio                                                 (10,680)         (128,288)
                                                   ----------------  ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        101,336,984       139,566,392
                                                   ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (101,210,245)     (139,420,929)
                                                   ----------------  ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     18,587,424,907    22,155,197,904
Reinvestment of Dividends and Distributions              57,030,713        84,845,383
Cost of Shares of Beneficial Interest Redeemed      (17,581,489,003)  (22,161,736,633)
                                                   ----------------  ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             1,062,966,617        78,306,654
                                                   ----------------  ----------------
    Total Increase in Net Assets                      1,063,093,356        78,452,117
NET ASSETS
Beginning of Period                                   2,884,940,430     2,806,488,313
                                                   ----------------  ----------------
End of Period (including undistributed net
  investment income of $169 and $0, respectively)  $  3,948,033,786  $  2,884,940,430
                                                   ================  ================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a unit outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED        FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                     MAY 31, 2000      -----------------------------------------------
                                                     (UNAUDITED)          1999            1998              1997
                                                   ----------------    -----------    ------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     1.00       $     1.00      $     1.00        $     1.00
                                                      ----------       ----------      ----------        ----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                     0.0281           0.0478          0.0528            0.0524
Net Realized Gain (Loss) on Investments                  (0.0000)(a)      (0.0000)(a)     (0.0000)(a)       (0.0000)(a)
                                                      ----------       ----------      ----------        ----------
Total from Investment Operations                          0.0281           0.0478          0.0528            0.0524
                                                      ----------       ----------      ----------        ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (0.0281)         (0.0478)        (0.0528)          (0.0524)
Net Realized Gain                                             --               --              --           (0.0003)
                                                      ----------       ----------      ----------        ----------
Total distributions to Shareholders                      (0.0281)         (0.0478)        (0.0528)          (0.0527)
                                                      ----------       ----------      ----------        ----------

NET ASSET VALUE, END OF PERIOD                        $     1.00       $     1.00      $     1.00        $     1.00
                                                      ==========       ==========      ==========        ==========

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                2.85%(b)         4.88%           5.40%             5.40%
Net Assets, End of Period (in thousands)              $3,948,034       $2,884,940      $2,806,488        $2,318,436
Ratios to Average Net Assets
  Net Expenses                                              0.43%(c)         0.45%           0.40%             0.38%
  Net Investment Income                                     5.64%(c)         4.78%           5.27%             5.25%


                                                   FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                   --------------------------------
                                                       1996              1995
                                                   ------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00        $     1.00
                                                    ----------        ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.0509            0.0557
Net Realized Gain (Loss) on Investments                 0.0001            0.0005
                                                    ----------        ----------
Total from Investment Operations                        0.0510            0.0562
                                                    ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (0.0509)          (0.0557)
Net Realized Gain                                      (0.0005)               --
                                                    ----------        ----------
Total distributions to Shareholders                    (0.0514)          (0.0557)
                                                    ----------        ----------
NET ASSET VALUE, END OF PERIOD                      $     1.00        $     1.00
                                                    ==========        ==========
RATIOS AND SUPPLEMENTAL DATA
Total Return                                              5.27%             5.71%
Net Assets, End of Period (in thousands)            $2,155,358        $2,153,469
Ratios to Average Net Assets
  Net Expenses                                            0.40%             0.41%
  Net Investment Income                                   5.09%             5.56%

------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Prime Money Market Fund (the "fund") is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund invests all of its investable assets in The Prime Money Market Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (22% at May 31, 2000). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gain, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) For federal income tax purposes, the fund had a capital loss carryforward at November 30, 1999 of $209,528, of which $56,817 expires in the year 2005, $24,423 expires in the year 2006 and $128,288 will expire in the year 2007. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the the six months ended May 31, 2000, the fee for these services amounted to $20,604.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $439,298.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended May 31, 2000, the fee for these services amounted to $4,492,608.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of group. The fund's allocated portion of Group's costs in performing its services amounted to $29,201 for the six months ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,500.

The Prime Money Market Portfolio

Semiannual Report May 31, 2000

(The following pages should be read in conjunction with J.P. Morgan Prime Money Market Fund
Semiannual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                YIELD TO
       AMOUNT                                                                                  MATURITY/
   (IN THOUSANDS)                  SECURITY DESCRIPTION                 MATURITY DATES           RATE             VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.9%)
      $216,000           Bank America Corp.......................    06/20/00-08/17/00        6.180-6.750%   $   216,000,000
       133,000           SunTrust Bank Atlanta...................    06/22/00-04/18/01        6.520-6.770        133,011,891
                                                                                                             ---------------
                                                                                                                 349,011,891
                                                                                                             ---------------
CERTIFICATE OF DEPOSIT -- FOREIGN (14.0%)
       300,000           Abbey National PLC, (MTN, Series 1A)....             01/08/01              6.450        299,913,639
       452,000           Bayerische Landesbank...................    08/04/00-10/02/00        5.875-5.930        451,815,672
       170,000           Credit Communal De Belgique.............    02/22/01-05/03/01        6.760-7.055        169,943,817
       350,000           Deutsche Bank...........................    12/01/00-02/22/01        6.190-6.755        349,881,810
       205,000           Landesbank Hessen-Thueringen............             05/08/01              7.143        204,986,428
       381,000           Rabobank Nederland......................    02/15/01-05/02/01        6.660-7.050        380,888,169
       526,500           Union Bank of Switzerland...............    07/03/00-04/30/01        5.760-6.880        526,408,902
       149,000           Westdeutsche Landesbank Girozentra......    06/06/00-06/21/00        6.030-6.190        149,000,000
                                                                                                             ---------------
                             TOTAL CERTIFICATES OF DEPOSIT --
                               FOREIGN...........................                                              2,532,838,437
                                                                                                             ---------------
COMMERCIAL PAPER -- DOMESTIC (25.1%) (y)
       600,714           Alpine Securitization Corp..............    06/01/00-06/20/00        6.104-6.533        599,524,574
        93,000           Asset Securitization Corp...............    06/05/00-06/07/00        5.687-6.510         92,930,875
       147,100           Bavaria Trust Corp......................    06/02/00-06/27/00        5.510-6.161        146,912,417
       197,500           BBL North America Funding Corp..........    06/07/00-08/23/00        6.522-6.624        195,905,286
       207,500           Citibank Capital Markets Corp...........    06/01/00-08/22/00        6.184-6.621        205,630,960
        85,000           CXC, Inc................................             08/17/00              6.541         83,789,175
       136,763           Enterprise Funding Corp.................    06/07/00-06/30/00        5.535-6.578        139,139,784
       100,000           Eureka Securitization Corp..............    06/08/00-06/27/00        6.226-6.523         99,704,694
       155,000           General Electric Capital Corp...........    06/09/00-06/20/00        6.524-6.549        154,710,403
       150,000           General Motors Acceptance Corp..........    06/02/00-06/14/00        6.510-6.530        149,822,979
       181,902           HD Real Estate Funding Corp.............             11/21/00              6.831        175,957,847
        25,000           Merrill Lynch & Co......................             06/01/00              6.512         25,000,000
       154,409           Monte Rosa Capital Corp.................    06/05/00-08/21/00        6.520-6.621        152,788,782
       402,000           Morgan Stanley Dean Witter & Co.........    06/01/00-06/19/00        6.523-6.546        401,499,296
        50,000           Newport Funding Corp....................             06/07/00              6.522         49,950,417
       119,687           Parthenon Receivable Funding LLC........    06/19/00-07/05/00        6.141-6.584        119,181,445
        30,000           Private Export Funding Corp.............             06/01/00              6.512         30,000,000
       258,097           Receivable Capital Corp.................    06/08/00-06/26/00        5.866-6.523        257,307,181
        50,000           SBC Communications, Inc.................    06/16/00-08/21/00        6.001-6.551        123,747,875
       160,000           Salomon Smith Barney, Inc...............    06/01/00-06/07/00        6.520-6.667        159,915,278
        52,000           Southern California Edison Corp.........             06/02/00              6.510         51,991,406
       471,650           Trident Capital, Inc....................    06/16/00-06/23/00        6.001-6.147        470,118,029

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
COMMERCIAL PAPER -- DOMESTIC (CONTINUED)
      $430,744           Windmill Funding Corp...................    06/05/00-07/05/00        6.184-6.520%   $   429,299,021
       230,000           Wisconsin Energy Corp...................    06/01/00-06/29/00        6.102-6.180        229,219,223
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER-DOMESTIC.....                                              4,544,046,947
                                                                                                             ---------------
COMMERCIAL PAPER -- FOREIGN (4.4%) (y)
       100,000           Bank of Nova Scotia.....................             06/30/00              6.504         99,470,428
        46,500           CDC Commercial Paper Corp...............             06/12/00              5.895         46,407,646
        66,500           CS First Boston, Inc....................    06/16/00-08/21/00        6.521-6.551         66,211,869
       335,101           France Telecommunication................    06/08/00-06/20/00        6.085-6.524        334,231,358
        25,000           Halifax Building Society................             06/06/00              6.521         24,979,410
        95,000           Lloyds Bank PLC.........................             06/02/00              6.510         94,984,325
       161,000           Province of Quebec......................    06/01/00-06/16/00        6.512-6.537         70,849,279
        52,000           Royal Bank of Scotland Group............             06/08/00              5.687         51,934,076
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER -- FOREIGN...                                                789,068,391
                                                                                                             ---------------
CORPORATE BOND -- DOMESTIC (0.5%)
        85,000           General Electric Capital Corp. (MTN,
                           Series A).............................             05/23/01              7.380         85,000,000
                                                                                                             ---------------
CORPORATE BOND -- FOREIGN (0.5%)
        79,389           Inter-American Development Bank.........             02/22/01              5.125         78,572,055
        20,625           Ontario Province........................             06/28/00              6.125         20,623,714
                                                                                                             ---------------
                             TOTAL CORPORATE BOND -- FOREIGN.....                                                 99,195,769
                                                                                                             ---------------
FLOATING RATE NOTES (43.0%) (v)
       100,000           American Express Centurion Bank, (due
                           03/06/01).............................             06/01/00(a)           6.670        100,000,000
       150,000           American Express Centurion Bank, (due
                           02/09/01).............................             06/09/00(a)           6.400        149,989,839
        25,000           American Express Centurion Bank, (due
                           04/12/01).............................             06/12/00(a)           6.455         24,997,837
        25,000           American Express Centurion Bank, (due
                           02/14/01).............................             06/14/00(a)           6.483         24,996,475
       202,500           American Express Centurion Bank.........    06/12/00-07/12/00        6.720-6.750        202,500,241
        25,000           AT&T Corp., (due 03/08/01)..............             06/08/00(a)           6.366         24,996,274
        25,000           AT&T Capital Corp., (MTN, Series F).....             06/14/00              7.594         25,012,540
        21,500           AT&T Capital Corp., (MTN, Series G, due
                           12/01/00).............................             07/07/00(a)           6.971         21,574,065
        56,300           AT&T Capital Corp., (MTN, Series G, due
                           04/09/01).............................             07/10/00(a)           6.441         56,391,856
       470,000           Bank of America NA, (due 04/03/01)......             06/01/00(a)           6.670        470,000,000
       500,000           Bank of Austria, (Series CD, due
                           02/16/01).............................             06/16/00(a)           6.450        499,826,952

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
FLOATING RATE NOTES (CONTINUED)
      $384,500           Bank of Scotland Treasury, (MTN, due
                           03/05/01) (144A)......................             06/05/00(a)           6.079%   $   384,484,994
        25,000           BankBoston Corp., (MTN, due 03/09/01)...             06/09/00(a)           6.197         25,009,029
       139,500           Bayerische Landesbank New York,
                           (Series CD, due 12/15/00).............             06/15/00(a)           6.447        139,441,315
       270,000           Bayerische Landesbank New York,
                           (Series CD, due 02/22/01).............             08/22/00(a)           6.625        269,894,213
       142,000           CIT Group, Inc., (MTN, due 01/19/01)....             07/19/00(a)           6.660        141,942,555
       200,000           CIT Group, Inc., (MTN, due 02/14/01)....             08/14/00(a)           6.600        199,876,228
       175,000           CIT Group, Inc., MTN....................             08/14/00              6.750        174,965,864
        16,590           Caterpillar Financial Services Corp.,
                           (MTN, Series F, due 10/12/00).........             06/12/00(a)           6.170         16,595,310
        10,000           Caterpillar Financial Services Corp.,
                           (MTN, Series F, due 09/15/00).........             06/15/00(a)           6.150         10,001,228
       325,000           Chasers-00-1, (due 01/04/01) (144A).....             07/05/00(a)           6.700        325,000,000
       228,000           Citicorp, (MTN, Series F, due
                           08/02/00).............................             06/02/00(a)           6.227        228,000,000
         8,000           Citicorp, (MTN, Series C, due
                           02/08/01).............................             02/08/01(a)           6.923          8,016,616
       140,000           Citigroup, Inc., (MTN, Series A, due
                           04/04/01).............................             06/05/00(a)           6.315        140,000,000
       150,000           Citigroup, Inc., (MTN, Series A, due
                           06/06/01).............................             06/10/00(a)           6.431        150,000,000
         5,000           Comerica Bank...........................             06/12/00              6.660          4,999,859
        53,000           Comerica Bank, (due 02/14/01)...........             06/14/00(a)           6.437         52,979,067
       500,000           Commerzbank, (Series CD, due
                           04/26/01).............................             06/26/00(a)           6.560        499,911,746
        10,000           Commerzbank, (Series CD, due
                           03/01/01).............................             06/28/00(a)           6.531          9,996,352
       400,000           CS First Boston, Inc. LINCS,
                           (Series 1998-4, Class 1, due
                           08/18/00) (144A)......................             06/19/00(a)           6.584        400,000,000
       550,000           CS First Boston, Inc. SPARCS,
                           (Series 2000, Class 1, due
                           07/24/00).............................             07/24/00(a)           6.360        550,000,000
       364,000           Deutsche Bank, (Series CD, due
                           02/16/01).............................             06/16/00(a)           6.445        363,870,378
        20,000           Deutsche Bank...........................             12/13/00(a)           6.452         19,996,286
        10,000           First Union National Bank, (due
                           02/13/01).............................             08/14/00(a)           6.780         10,006,267
        36,500           First Union National Bank, (due
                           11/13/00).............................             08/16/00(a)           6.960         36,537,623
        81,000           Fleet Financial Group, (MTN, Series P,
                           due 03/13/01).........................             06/13/00(a)           6.037         80,922,676
        40,000           Fleet Financial Group, (MTN, Series N,
                           due 10/13/00).........................             07/13/00(a)           6.343         40,011,220
       163,000           Fleet Financial Group, (MTN,
                           Series N).............................             07/28/00              6.445        163,025,057
       350,000           General Electric Capital Corp., (due
                           01/02/01).............................             07/07/00(a)           6.221        350,000,000
         6,000           Household Finance Corp., (MTN, due
                           09/27/00).............................             06/27/00(a)           6.378          6,004,041
         5,000           Household Finance Corp., (due
                           04/03/01).............................             07/03/00(a)           6.440          5,005,745
        15,000           Household Finance Corp., (due
                           04/09/01).............................             07/10/00(a)           6.617         15,022,114
        75,000           Key Bank NA, (due 09/07/00).............             06/07/00(a)           6.150         75,009,016
        24,500           Key Bank NA, (due 11/02/00).............             08/02/00(a)           6.641         24,528,874
       220,000           Lehman RACERS 1998-MM-7-1, (due 8/11/00)
                           (144A)................................             06/19/00(a)           6.620        220,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
FLOATING RATE NOTES (CONTINUED)
      $292,000           Lehman RACERS 1999-25-MM-MBS, (due
                           09/06/00) (144A)......................             06/06/00(a)           6.506%   $   292,000,000
       165,000           Lehman RACERS 1999-35-MM, (Class A-1,
                           due 12/15/00) (144A)..................             06/15/00(a)           6.622        165,000,000
        34,775           Nationsbank NA, (due 02/26/01)..........             08/29/00(a)           6.870         34,799,973
        52,000           Toyota Motor Credit Corp., (MTN, due
                           01/09/01).............................             07/10/00(a)           6.181         51,971,967
        75,000           US Bank NA Minnesota, (due 04/04/01)....             07/05/00(a)           6.625         74,972,711
       100,000           US Bank NA North Dakota, (due
                           04/04/01).............................             07/05/00(a)           6.645         99,971,663
       342,000           Westdeutsche Landesbank New York,
                           (Series CD, due 03/23/01).............             06/23/00(a)           6.530        341,865,213
                                                                                                             ---------------
                             TOTAL FLOATING RATE NOTES...........                                              7,801,921,279
                                                                                                             ---------------
REPURCHASE AGREEMENT (1.3%)
       232,533           Lehman Brothers Repurchase Agreement,
                           proceeds $232,574,791 (collateralized
                           by 239,647,908 Federal Home Loan
                           Mortgage Corp., 6.500%-12.220% due
                           06/15/06 - 02/15/29, valued at
                           $87,827,762; $329,486,717 Federal
                           National Mortgage Association,
                           6.500%-8.000% due 12/25/04 - 04/25/29
                           valued at $85,113,896; $135,336,660
                           Government National Mortgage
                           Association, 7.500%-8.000% due
                           02/16/26 - 08/16/29 valued at
                           $64,244,462)..........................             06/01/00              6.470        232,533,000
                                                                                                             ---------------
TAXABLE MUNICIPALS (0.3%) (v)
        41,145           Sacramento County, (Series A, due
                           08/15/14), MBIA Insured...............             08/15/00(a)           6.770         41,142,342
         6,200           Wake Forest University, (Series 1997,
                           due 07/01/17), LOC-Wachovia Bank......             06/07/00(a)           6.640          6,200,000
                                                                                                             ---------------
                             TOTAL TAXABLE MUNICIPALS............                                                 47,342,342
                                                                                                             ---------------
TIME DEPOSIT -- DOMESTIC (3.2%)
       575,000           Suntrust Bank Cayman....................             06/01/00        6.813-6.875        575,000,000
                                                                                                             ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
TIME DEPOSIT -- FOREIGN (5.2%)
      $100,000           Bank of America Grand Cayman............             06/01/00              6.813%   $   100,000,000
       273,379           Banque Nationale De Paris Georgeto......             06/01/00              6.813        273,379,000
       319,000           Chase Nassau............................             06/01/00              6.813        319,000,000
       250,000           Credit Suisse Grand Cayman..............             06/01/00              6.781        250,000,000
                                                                                                             ---------------
                             TOTAL TIME DEPOSITS -- FOREIGN......                                                942,379,000
                                                                                                             ---------------
                         TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.4%)...........................     17,998,337,056
                         OTHERS ASSETS IN EXCESS OF LIABILITIES (0.6%)...................................        107,236,609
                                                                                                             ---------------
                         NET ASSETS (100.0%).............................................................    $18,105,573,665
                                                                                                             ===============

------------------------------
(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to Maturity

144A - Securities restricted for resale to Qualified Institutional Buyers.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

MTN - Medium Term Note.

RACERS - Restructured Asset Certificates.

SPARCS - Structured Product Asset Return.

STEERS - Structured Enhanced Return Trust.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $17,998,337,056
Interest Receivable                                    114,573,578
Prepaid Trustees' Fees                                      36,579
Prepaid Expenses and Other Assets                           34,376
                                                   ---------------
    Total Assets                                    18,112,981,589
                                                   ---------------
LIABILITIES
Due to Custodian                                         5,273,919
Advisory Fee Payable                                     1,594,099
Administrative Services Fee Payable                        355,145
Fund Services Fee Payable                                   14,558
Accrued Expenses                                           170,203
                                                   ---------------
    Total Liabilities                                    7,407,924
                                                   ---------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $18,105,573,665
                                                   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $519,977,465
EXPENSES
Advisory Fee                                       $9,078,499
Administrative Services Fee                         2,010,483
Custodian Fees and Expenses                           764,557
Fund Services Fee                                     139,027
Trustees' Fees and Expenses                            67,111
Administration Fee                                     64,660
Miscellaneous                                          73,636
                                                   ----------
    Total Expenses                                               12,197,973
                                                               ------------
NET INVESTMENT INCOME                                           507,779,492
NET REALIZED LOSS ON INVESTMENTS                                    (49,875)
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $507,729,617
                                                               ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                     MAY 31, 2000       YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 1999
                                                   ----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    507,779,492  $     620,496,096
Net Realized Loss on Investments                            (49,875)          (502,599)
                                                   ----------------  -----------------
    Net Increase in Net Assets Resulting from
      Operations                                        507,729,617        619,993,497
                                                   ----------------  -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        55,908,757,325    108,543,399,809
Withdrawals                                         (53,736,623,250)  (101,517,907,239)
                                                   ----------------  -----------------
    Net Increase from Investors' Transactions         2,172,134,075      7,025,492,570
                                                   ----------------  -----------------
    Total Increase in Net Assets                      2,679,863,692      7,645,486,067
NET ASSETS
Beginning of Period                                  15,425,709,973      7,780,223,906
                                                   ----------------  -----------------
End of Period                                      $ 18,105,573,665  $  15,425,709,973
                                                   ================  =================

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED  FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                     MAY 31, 2000    --------------------------------------
                                                     (UNAUDITED)      1999    1998    1997    1996    1995
                                                   ----------------  ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.14%(a)  0.15%  0.17%  0.18%   0.19%   0.19%
  Net Investment Income                                       5.90%(a)  5.07%  5.48%  5.43%   5.29%   5.77%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 2000 such fees amounted to $9,078,499.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $64,660.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $2,010,483.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $139,027 for the six months ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $26,400.

J.P. MORGAN FUNDS
   PRIME MONEY MARKET FUND
   FEDERAL MONEY MARKET FUND
   TAX EXEMPT MONEY MARKET FUND
   TAX AWARE ENHANCED INCOME FUND: SELECT SHARES
   SHORT TERM BOND FUND
   BOND FUND
   GLOBAL STRATEGIC INCOME FUND
   EMERGING MARKETS DEBT FUND
   TAX EXEMPT BOND FUND
   NEW YORK TAX EXEMPT BOND FUND
   CALIFORNIA BOND FUND: SELECT SHARES
   DIVERSIFIED FUND
   DISCIPLINED EQUITY FUND
   U.S. EQUITY FUND
   U.S. SMALL COMPANY FUND
   U.S. SMALL COMPANY OPPORTUNITIES FUND
   TAX AWARE U.S. EQUITY FUND: SELECT SHARES
   INTERNATIONAL EQUITY FUND
   EUROPEAN EQUITY FUND
   INTERNATIONAL OPPORTUNITIES FUND
   EMERGING MARKETS EQUITY FUND
   GLOBAL 50 FUND: SELECT SHARES

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.
IMSAR202





J.P. MORGAN
PRIME MONEY
MARKET FUND





SEMIANNUAL REPORT
MAY 31, 2000